New accounting standards	12 Months Ended
Dec. 31, 2024
Disclosure Of New Accounting Standards [Abstract]
New accounting standards	New accounting standards
Management has assessed that new or amended IFRS Accounting Standards and interpretations issued by the IASB effective on or after 1 January 2024 has not had a significant effect on the Consolidated financial statements, specifically:
–Amendments to IFRS 16 Leases: Lease Liability in a Sale and Lease back;
–Amendment to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants; and
–Amendment to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements.
New or amended IFRS Accounting Standards and interpretations issued by the IASB. Management does not anticipate any significant impact on the consolidated financial statements in the period of initial application from the adoption of these new standards and amendments, apart from IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1 effective from 1 January 2027. The new IFRS 18 is expected to change the presentation of the statements of profit or loss and other comprehensive income or loss and to differentiate between earnings from operating activities, investment activities and financing activities. IFRS 18 will also add additional disclosures but will not change any accounting policies on recognition and measurement, hence it will not change reported net results. Management is currently assessing the impact of this new standard.